TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Trade accounts payable
Trade accounts payable	R$ 2,081,533	R$ 2,376,459
Klabin S.A.
Trade accounts payable
Payment Period	360 days
Pulp | Klabin S.A.
Trade accounts payable
Trade accounts payable	R$ 30,165
Domestic
Trade accounts payable
Related party (Companies of the Suzano group)	1,448	2,478
Trade accounts payable	1,588,280	1,288,774
Foreign
Trade accounts payable
Trade accounts payable	R$ 491,805	R$ 1,085,207